SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fair Value of Energy Forward Purchase Contract on Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Energy forward purchase contract
Derivatives, Fair Value [Line Items]
Fair value	$ 2,262	$ 0